Note 20 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2018	$81,727
2019	69,389
2020	58,273
2021	46,076
2022	36,685
Thereafter	64,009
$356,159

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Year ended December 31
2018	$5,418
2019	1,273
$6,691